Condensed Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Net income	$ 11,172	$ 21,795	$ 23,018	$ 31,211
Unrealized Holding Gains (Losses) on Debt Securities
Reclassification of unrealized gains to earnings	0	0	0	(2,739)
Unrealized gains (losses) due to changes in fair value	(7,581)	(378)	13,705	(10,550)
Other-than-temporary impairment (OTTI) (noncredit portion), net of accretion	0	0	0	502
Tax effect	2,883	144	(5,146)	4,696
Change in unrealized gains (losses) on debt securities	(4,698)	(234)	8,559	(8,091)
Interest Rate Swaps
Net unrealized losses due to changes in fair value	(32,932)	(27,715)	(26,304)	(22,829)
Reclassification of unrealized losses to earnings	1,964	1,768	3,674	3,797
Tax effect	11,769	9,861	8,726	7,451
Changes in interest rate swaps	(19,199)	(16,086)	(13,904)	(11,581)
Other Comprehensive Income (Loss)	(23,897)	(16,320)	(5,345)	(19,672)
Comprehensive Income (Loss)	$ (12,725)	$ 5,475	$ 17,673	$ 11,539